RELATED PARTY TRANSACTIONS AND BALANCES (Details)		1 Months Ended		12 Months Ended
	Nov. 13, 2023 shares	Nov. 30, 2024 ¥ / shares shares	Jun. 30, 2019 shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Feb. 02, 2021 $ / shares
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt				¥ 2,834,000	$ 388,000	¥ 9,482,000	¥ 2,631,000
Amounts due to intercompany				9,658,000		11,677,000		$ 1,323,000
Issuance of ordinary shares | ¥							¥ 3,411,000
Class A ordinary shares
RELATED PARTY TRANSACTIONS AND BALANCES
Common stock issued | shares	150,000,000
Aggregate price per share | $ / shares									$ 0.0001
Class B ordinary shares
RELATED PARTY TRANSACTIONS AND BALANCES
Common stock issued | shares		50,000,000
Aggregate price per share | ¥ / shares		¥ 0.0297
Issuance of ordinary shares				10,660,221	1,485,000
Chairman and chief executive officer | Jun Zhu
RELATED PARTY TRANSACTIONS AND BALANCES
Loan from related party | ¥				0		0
Repayments of related party debt				2,000,000	$ 300,000	9,500,000
Amounts due to intercompany | ¥				¥ 0		¥ 2,000,000
Share purchase agreement with comtec | Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Percentage of equity interest			9.90%
Share purchase agreement with comtec | Related party | Class A ordinary shares
RELATED PARTY TRANSACTIONS AND BALANCES
Common stock, shares subscribed but unissued | shares			3,444,882